Summary of significant accounting policies- Consolidation (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2025 USD ($)
Consolidated VIEs and their subsidiaries
Accounts receivable and contract assets, net of allowance	¥ 31,172		¥ 30,686
Total assets	1,804,227		1,764,829		$ 248,629
Accrued expenses, accounts payable and other liabilities	332,537		297,883		45,825
Deferred revenue and customer advances	72,871		76,887
Total liabilities	714,121		652,230		$ 98,409
Revenue	996,347	$ 137,300	941,168	¥ 868,687
Net income (loss)	125,976	17,360	71,332	65,573
Net cash provided by operating activities	163,509	22,532	182,593	199,752
Net cash used in investing activities	(185,415)	(25,551)	(21,824)	(135,506)
Net cash (used in) provided by financing activities	(76,215)	$ (10,502)	(108,244)	(65,619)
Consolidated VIEs and their subsidiaries
Consolidated VIEs and their subsidiaries
Cash and cash equivalents and short-term investments	10,621		25,825
Investments in equity method investees and equity securities and other investments	37,117		35,228
Accounts receivable and contract assets, net of allowance	18,408		16,884
Amounts due from non-VIE subsidiaries of the Company	53,792		36,405
Property and equipment, net and intangible assets, net	19,911		11,927
Others	40,429		33,276
Total assets	180,278		159,545
Amounts due to non-VIE subsidiaries of the Company	113,332		99,404
Accrued expenses, accounts payable and other liabilities	50,521		45,634
Deferred revenue and customer advances	19,126		15,586
Total liabilities	182,979		160,624
Revenue	137,708		117,686	112,270
Net income (loss)	(850)		(3,193)	2,442
Net cash provided by operating activities	(992)		12,053	4,378
Net cash used in investing activities	(33,847)		(11,772)	(2,044)
Net cash (used in) provided by financing activities	¥ 25,933		¥ 5,626	¥ 1,386